Determination of Fair Values	12 Months Ended
Dec. 31, 2017
Notes to Consolidated Financial Statements [Abstract]
Note 4 - Determination of Fair Values

Note 4 - Determination of Fair Values

As part of the accounting policies and disclosures, the Group is required to determine the fair value of both financial and non-financial assets and liabilities. The fair values have been determined for measurement and/or disclosure purposes based on the methods described below. Further information about the assumptions made in determining the fair values is disclosed in the notes specific to that asset or liability.

A. Investments in securities

The fair value of financial assets classified as available-for-sale and as held-for-trading is determined based on their market price at date of the report. If the asset or liability measured at fair value has a bid price and an ask price, the price in the range between them that best reflects fair value under the circumstances will be used for measuring fair value.

B. Derivatives

The fair value of forward contracts on foreign currency is determined by averaging the exchange rate and the appropriate interest coefficient for the period of the transaction and the relevant currency index.

The fair value of currency options is determined based on the Black and Scholes model, taking into account the intrinsic value, standard deviation and the interest rates. The fair value of interest rate swap contracts is determined by discounting the estimated amount of the future cash flows on the basis of the terms and length of period to maturity of each contract, while using market interest rates of similar instruments at the date of measurement.

Future contracts on energy and marine shipping prices are presented at fair value on the basis of quotes of the prices of products on an ongoing basis. The reasonableness of the market price is examined by comparing it to quotations by banks.

For further information regarding the fair value hierarchy, see Note 24 regarding financial instruments.

C. Liabilities in respect of debentures

The fair value of the liabilities and the debentures is determined for disclosure purposes only. The fair value of marketable debentures is determined based on the stock market prices as at the date of the report. The fair value of the non‑marketable debentures is calculated based on the present value of future cash flows in respect of the principal and interest components, discounted at the market rate of interest as at the reporting date.

Note 4 - Determination of Fair Values (cont’d)

D. Share-based compensation

The fair value of employee share options and share appreciation rights is measured using the Black and Scholes model or a binomial model, in accordance with the plan (see Note 22). The model’s assumptions include the share price on the measurement date, exercise price of the instrument, expected volatility (based on the weighted‑average historic volatility), the weighted‑average expected life of the instruments (based on historical experience and general option‑holder behavior), expected dividends, and the risk-free interest rate (based on government debentures).